Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES
Service Shares
Trust Shares

SUPPLEMENT TO PROSPECTUSes DATED sEPTEMBER 30, 2011

“Effective June 28, 2012, the Fund will offer Capital Shares. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Capital Shares.”

June 28, 2012

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451262 (6/12)

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES
Service Shares
Trust shares

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED sEPTEMBER 30, 2011

”Effective June 28, 2012, the Fund will offer Capital Shares. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Capital Shares.”

June 28, 2012

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451260 (6/12)

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

SUPPLEMENT TO PROSPECTUS DATED sEPTEMBER 30, 2011

”Effective June 28, 2012, the Fund will offer Capital Shares. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Capital Shares.”

June 28, 2012

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451261 (6/12)

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED sEPTEMBER 30, 2011

”Effective June 28, 2012, the Fund will offer Capital Shares. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Capital Shares.”

June 28, 2012

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451263 (6/12)